UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6-30-2006
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ E. Peter Freer             New York, New York          8/14/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        22
                                               -------------

Form 13F Information Table Value Total:       $280,122
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


                                                   FORM 13F INFORMATION TABLE

      NAME OF                 TITLE OF    CUSIP      VALUE    SHARES/  SH/ PUT/  INVSMT    OTHER      VOTING AUTHORITY
      ISSUER                   CLASS                 x($1000) PRN AMT  PRN CALL  DISCRETN  MGRS    SOLE   SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------
AMERICAN MED SYS              COMMON    02744M108      9074   545000   SH        SOLE              545000    0        0
 HLDGS INC
--------------------------------------------------------------------------------------------------------------------------
AMYLIN                        COMMON    032346108     18701   378800   SH        SOLE              378800    0        0
 PHARMACEUTICALS INC
--------------------------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC           COMMON    04269X105      9173  1066627   SH        SOLE             1066627    0        0
--------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC               COMMON    09062X103     17968   387900   SH        SOLE              387900    0        0
--------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC             COMMON    101137107      1120    66500   SH        SOLE              66500     0        0
 CORP
--------------------------------------------------------------------------------------------------------------------------
COVENTRY HEALTH CARE          COMMON    222862104     10208   185800   SH        SOLE             185800     0        0
 INC
--------------------------------------------------------------------------------------------------------------------------
CUBIST                        COMMON    229678107     26283  1043800   SH        SOLE            1043800     0        0
 PHARMACEUTICALS INC
--------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP INC              COMMON    23126R101      8200  2342744   SH        SOLE            2342744     0        0
--------------------------------------------------------------------------------------------------------------------------
DUSA                          COMMON    266898105     15726  2783400   SH        SOLE            2783400     0        0
 PHARMACEUTICALS INC
--------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS CORP          COMMON    302182100     13530   188600   SH        SOLE             188600     0        0
--------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                 COMMON    368710406     10348   126500   SH        SOLE             126500     0        0
--------------------------------------------------------------------------------------------------------------------------
GENZYME CORP                  COMMON    372917104     10897   178500   SH        SOLE             178500     0        0
--------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC           COMMON    375558103     19131   323369   SH        SOLE             323369     0        0
--------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                COMMON    42222G108      8700   192600   SH        SOLE             192600     0        0
--------------------------------------------------------------------------------------------------------------------------
ILLUMINA INC                  COMMON    452327109     20160   679695   SH        SOLE             679695     0        0
--------------------------------------------------------------------------------------------------------------------------
INTERMUNE INC                 COMMON    45884X103      5540   336800   SH        SOLE             336800     0        0
--------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH                  COMMON    58405U102     11679   203900   SH        SOLE             203900     0        0
 SOLUTIONS INC
--------------------------------------------------------------------------------------------------------------------------
NUVELO INC                    COMMON    67072M301      7811   469120   SH        SOLE             469120     0        0
--------------------------------------------------------------------------------------------------------------------------
STEREOTAXIS INC               COMMON    85916J102      3034   281172   SH        SOLE             281172     0        0
--------------------------------------------------------------------------------------------------------------------------
SUN HEALTHCARE GROUP          COMMON    866933401      9679  1113780   SH        SOLE            1113780     0        0
--------------------------------------------------------------------------------------------------------------------------
VERTEX                        COMMON    92532F100     15939   434183   SH        SOLE            434183      0        0
 PHARMACEUTICALS INC
--------------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC              COMMON    98985T109     27221  1434953   SH        SOLE           1434953      0        0
--------------------------------------------------------------------------------------------------------------------------
